Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of detailed information about intangible assets
Amortization recorded on all other intangibles applied on a straight line basis is as follows:

Acquired product rights and manufacturing processes	7-35 years
Intellectual property	20 years
Customer list	4 years
Supplier contracts	5 years
Distribution contracts	5 years
Software and other intangibles	3-5 years

	Acquired Product Rights and Manufacturing Processes	Intellectual Property	Distribution Contracts	Supplier Contracts	IPR&D	All Other Intangibles	Total
Balances, January 1, 2016	3,478,386	29,465	32,538	124,691	295,513	1,149	3,961,742
Additions	37,084	—	—	—	3,392	1,157	41,633
Measurement period adjustments	130,102	—	(970)	5,251	(150,686)	—	(16,303)
Dispositions	—	—	—	—	(1,103)	—	(1,103)
Transfer from IPR&D	4,235	—	—	—	(4,235)	—	—
Amortization	(149,827)	(1,640)	(6,034)	(24,900)	—	(418)	(182,819)
Impact of foreign exchange	(344,675)	—	(4,850)	(19,855)	(24,811)	(58)	(394,249)
Impairments	(1,070,711)	—	—	—	(58,470)	—	(1,129,181)
Balances, December 31, 2016	2,084,594	27,825	20,684	85,187	59,600	1,830	2,279,720

Additions	—	—	—	—	888	204	1,092
Dispositions	(748)	—	—	—	(37)	(40)	(825)
Transfer from IPR&D	2,422	—	—	—	(2,422)	—	—
Amortization	(194,703)	(1,640)	(5,718)	(23,405)	—	(959)	(226,425)
Impact of foreign exchange	115,760	—	1,717	7,023	10,833	270	135,603
Impairments	(625,694)	—	—	—	(59,593)	—	(685,287)
Balances, December 31, 2017	1,381,631	26,185	16,683	68,805	9,269	1,305	1,503,878

Disclosure of detailed information about financial instruments
The following table illustrates the classification and measurement of the Company’s financial instruments:

Financial Instruments	Loans and receivables at amortized cost	Other financial liabilities at amortized cost	FVTPL	Derivatives used for hedging - FVTPL	As at Dec 31, 2017
Cash and cash equivalents	327,030	—	—	—	327,030
Accounts receivable	146,028	—	—	—	146,028
Accounts payable and accrued liabilities	—	(201,913)	—	—	(201,913)
Provisions	—	(34,096)	—	—	(34,096)
Cross currency swap liability	—	(114,431)	—	—	(114,431)
Long-term debt	—	(3,688,418)	—	—	(3,688,418)
Purchase consideration payable	—	—	(8,384)	—	(8,384)
	473,058	(4,038,858)	(8,384)	—	(3,574,184)

Financial Instruments	Loans and receivables at amortized cost	Other financial liabilities at amortized cost	FVTPL	Derivatives used for hedging - FVTPL	As at Dec 31, 2016
Cash and cash equivalents	397,917	—	—	—	397,917
Accounts receivable	182,492	—	—	—	182,492
Interest receivable	20,444	—	—	—	20,444
Derivative contract assets	—	—	—	23,555	23,555
Accounts payable and accrued liabilities	—	(169,493)	—	—	(169,493)
Provisions	—	(27,234)	—	—	(27,234)
Long-term debt	—	(3,545,777)	—	—	(3,545,777)
Purchase consideration payable	—	(92,182)	(19,362)	—	(111,544)
Derivative contract liabilities	—	—	—	(27,854)	(27,854)
	600,853	(3,834,686)	(19,362)	(4,299)	(3,257,494)